27 Other payables (Details) - ARS ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Summary of other payables [line items]
Noncurrent		$ 6,285	$ 5,472
Current		2,999	4,895
ENRE penalties and discounts [member]
Summary of other payables [line items]
Noncurrent		6,224	5,353
Current		2,675	4,610
Finance lease liability [member]
Summary of other payables [line items]
Noncurrent	[1]	61	119
Current	[1]	295	182
Related parties [member]
Summary of other payables [line items]
Current		15	17
Advances for works to be performed [member]
Summary of other payables [line items]
Current		13	8
Payment agreements with ENRE [member]
Summary of other payables [line items]
Current			66
Other [member]
Summary of other payables [line items]
Current		$ 1	$ 12

[1]	The development of the financial lease liability is as follows: